Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net sales	$ 7,903	$ 9,237	$ 38,592	$ 54,660
Cost of goods sold	5,289	5,996	26,795	39,399
Gross profit	2,614	3,241	11,797	15,261
Operating expenses:
Selling, general and administrative	5,080	6,496	24,444	35,430
Impairment of goodwill				18,614
Impairment of intangible assets			8,532
Total operating expenses	5,080	6,496	32,976	54,044
Loss from operations	(2,466)	(3,255)	(21,179)	(38,783)
Other expense:
Interest expense	(362)	(229)	(1,353)	(551)
Change in fair value of warrant liabilities			(236)
Total other expense	(362)	(229)	(1,589)	(551)
Net loss before income taxes	(2,828)	(3,484)	(22,768)	(39,334)
Income tax expense (benefit)	2		2	(18)
Net loss available to common stockholders	$ (2,830)	$ (3,484)	$ (22,770)	$ (39,316)
Weighted average number of shares outstanding, basic	786,745	692,615	705,185	667,114
Weighted average number of shares outstanding, diluted	786,745	692,615	705,185	667,114
Net loss per share available to common stockholders, basic	$ (3.60)	$ (5.03)	$ (32.29)	$ (58.93)
Net loss per share available to common stockholders, diluted	$ (3.60)	$ (5.03)	$ (32.29)	$ (58.93)